Related Party Transactions - Additional Information (Detail) (USD $)	0 Months Ended	3 Months Ended		5 Months Ended	12 Months Ended
	May 25, 2011 Member	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2013
Related Party Transaction [Line Items]
Number of equity members in the sponsor	2
Term of management services agreement	1 year
Number of days to terminate the agreement by delivering written notice	90 days
Percentage of Sponsor reimburses the Service Provider	95.00%
Service Provider's actual costs limited per year	$ 850,000
Management Fee		492,000		1,702,000	5,122,000
Partnership made payments				9,866,000
Management Fee Expense		492,000	263,000	1,028,000
Payment made by sponsor				3,223,000
Due from sponsor				5,615,000
Due to sponsor		6,399,000		80,965,000	10,352,000
Hi-Crush Services LLC-General Partner
Related Party Transaction [Line Items]
Management Fee		$ 1,969,000	$ 817,000